CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 531,064	$ 76,997	¥ 2,184,520	¥ 1,294,371
Cost of revenues	(206,208)	(29,897)	(878,236)	(495,671)
Gross profit	324,856	47,100	1,306,284	798,700
Operating expenses:
Sales and marketing expenses	(79,129)	(11,473)	(1,412,873)	(1,097,932)
Research and development expenses	(235,846)	(34,194)	(800,163)	(614,770)
General and administrative expenses	(221,029)	(32,046)	(445,440)	(420,114)
Impairment for property and equipment, right-of-use assets and rental deposits			(121,294)
Total operating expenses	(536,004)	(77,713)	(2,779,770)	(2,132,816)
Loss from operations	(211,148)	(30,613)	(1,473,486)	(1,334,116)
Interest income	11,352	1,646	24,573	8,422
Interest expense				(2,925)
Foreign currency exchange (loss) gain	159	23	2,326	(15,557)
Other income, net	21,765	3,156	4,674	4,268
Loss before provision for income tax	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Net loss	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Accretion of convertible redeemable preferred shares				(2,837,991)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (177,872)	$ (25,788)	¥ (1,441,913)	¥ (4,177,899)
Net loss per ordinary share
Earnings Per Share Basic | (per share)	¥ (0.35)	$ (0.05)	¥ (2.92)	¥ (44.68)
Earnings Per Share Diluted | (per share)	¥ (0.35)	$ (0.05)	¥ (2.92)	¥ (44.68)
Earnings Per Share Basic And Diluted DisclosureAbstract
Weighted Average Number of Shares Outstanding Basic | shares	502,801,926	502,801,926	494,055,703	93,503,437
Weighted Average Number of Shares Outstanding, Diluted | shares	502,801,926	502,801,926	494,055,703	93,503,437